UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number                    811-22216

GAMCO Natural Resources, Gold & Income Trust by Gabelli (formerly, The Gabelli Natural

Resources, Gold & Income Trust)

(Exact name of registrant as specified in charter)

One Corporate Center

                    Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                    Rye, New York 10580-1422

(Name and address of agent for service)

registrant’s telephone number, including area code:    1-800-422-3554

Date of fiscal year end:   December 31

Date of reporting period:   June 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

GAMCO Natural Resources, Gold & Income Trust by Gabelli

Semiannual Report — June 30, 2012

To Our Shareholders,

For the six months ended June 30, 2012, the net asset value (“NAV”) total return of the GAMCO Natural Resources, Gold & Income Trust by Gabelli (the “Fund”) was (3.0)%, compared with total returns of 4.8% and (12.8)% for the Chicago Board options Exchange (“CBOE”) Standard & Poor’s (“S&P”) 500 Buy/Write Index and the Philadelphia Gold & Silver Index, respectively. The total return for the Fund’s publicly traded shares was 15.4%. The Fund’s NAV per share was $13.81, while the price of the publicly traded shares closed at $14.66 on the New York Stock Exchange (“NYSE”). See below for additional performance information.

Enclosed are the schedule of investments and financial statements as of June 30, 2012.

Comparative Results

Average Annual Returns through June 30, 2012 (a) (Unaudited)

	Year to Date	1 Year	Since Inception (01/27/11)
GAMCO Natural Resources, Gold & Income Trust by Gabelli
NAV Total Return (b)	(2.99)%	(15.85)%	(12.63)%
Investment Total Return (c)	15.44	(10.95)	(11.69)
CBOE S&P 500 Buy/Write Index	4.78	8.15	9.60	(d)
Philadelphia Gold & Silver Index	(12.79)	(21.67)	(21.20)	(d)
Dow Jones U.S. Basic Materials Index	1.73	(15.94)	(13.06)	(d)
S&P Global Agribusiness Equity Index	4.93	(8.13)	(6.18)
(a)

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Performance returns for periods of less than one year are not annualized. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The CBOE S&P 500 Buy/Write Index is an unmanaged benchmark index designed to reflect the return on a portfolio that consists of a long position in the stocks in the S&P 500 Index and a short position in a S&P 500 (SPX) call option. The Philadelphia Gold & Silver Index is an unmanaged indicator of stock market performance of large North American gold and silver companies. The Dow Jones U.S. Basic Materials Index measures the performance of the basic materials sector of the U.S. equity market. The S&P Global Agribusiness Equity Index is designed to provide exposure to twenty-four of the largest publicly traded agribusiness companies, comprised of a mix of Producers, Distributors & Processors, and Equipment & Materials Suppliers companies.

(b)

Total returns and average annual returns reflect changes in the NAV per share and reinvestment of distributions at NAV on the ex-dividend date and are net of expenses. Since inception return is based on an initial NAV of $19.06.

(c)	Total returns and average returns reflect changes in closing market values on the NYSE and reinvestment of distributions. Since inception return is based on an initial offering price of $20.00.
(d)	From January 31, 2011, the date closest to the Fund’s inception for which data is available.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of total investments as of June 30, 2012:

GAMCO Natural Resources, Gold & Income Trust by Gabelli

Long Positions

Metals and Mining	49.5%
Energy and Energy Services	21.6%
Specialty Chemicals	14.1%
Agriculture	5.6%
Machinery	5.5%
U.S. Government Obligations	2.9%
Food and Beverage	0.8%

100.0%

Short Positions

Call Options Written	(2.5)%

(2.5)%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554).The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

Shareholder Meeting – May 14, 2012 – Final Results

The Fund’s Annual Meeting of Shareholders was held on May 14, 2012 at the Greenwich Library in Greenwich, Connecticut. At that meeting, common and preferred shareholders, voting together as a single class, elected Anthony J. Colavita, Frank J. Fahrenkopf, Jr., William F. Heitmann, and Salvatore J. Zizza as Trustees of the Fund. A total of 18,684,869 votes, 18,688,972 votes, 18,756,251 votes, and 17,109,566 votes were cast in favor of these Trustees and a total of 462,320 votes, 458,218 votes, 390,939 votes, and 2,037,624 votes were withheld for these Trustees, respectively.

James P. Conn, Mario d’Urso, Vincent D. Enright, Michael J. Melarkey, Kuni Nakamura, and Anthonie C. van Ekris continue to serve in their capacities as Trustees of the Fund.

We thank you for your participation and appreciate your continued support.

GAMCO Natural Resources, Gold & Income Trust by Gabelli

Schedule of Investments — June 30, 2012 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 97.1%
	Agriculture — 5.6%
139,600	Archer-Daniels-Midland Co.	$5,021,127	$4,120,992
153,000	Bunge Ltd.(a)	10,772,798	9,599,220
25,000	Monsanto Co.	1,937,215	2,069,500
10,600	Syngenta AG, ADR	676,492	725,464

		18,407,632	16,515,176

	Energy and Energy Services — 21.6%
80,000	Anadarko Petroleum Corp.(a)	6,620,200	5,296,000
35,000	Apache Corp.(a)	3,432,534	3,076,150
75,000	Arch Coal Inc.	1,991,685	516,750
30,000	Baker Hughes Inc.	1,461,000	1,233,000
135,000	BG Group plc	3,099,840	2,748,586
155,000	Cameron International Corp.†(a)	9,027,023	6,620,050
30,000	Chevron Corp.	3,202,938	3,165,000
35,000	CONSOL Energy Inc.	1,761,130	1,058,400
50,000	Devon Energy Corp.(a)	3,204,730	2,899,500
120,000	Halliburton Co.(a)	4,727,084	3,406,800
150,000	LDK Solar Co Ltd., ADR†	1,759,695	286,500
150,000	Nabors Industries Ltd.†	2,574,120	2,160,000
40,000	National Oilwell Varco Inc.	2,994,868	2,577,600
35,000	Noble Energy Inc.	3,444,700	2,968,700
20,000	Occidental Petroleum Corp.	2,039,698	1,715,400
170,000	ReneSola Ltd., ADR†(a)	1,849,498	214,200
95,000	Schlumberger Ltd.	7,743,127	6,166,450
195,000	Suncor Energy Inc.(a)	8,720,226	5,645,250
139,500	Total SA, ADR(a)	8,339,400	6,270,525
25,000	Transocean Ltd.	1,982,750	1,118,250
130,000	Trina Solar Ltd., ADR†	3,954,177	826,800
270,000	Weatherford International Ltd.†(a)	5,759,784	3,410,100

		89,690,207	63,380,011

	Food and Beverage — 0.8%
50,000	Ingredion Inc.	2,803,000	2,476,000

	Machinery — 5.5%
120,000	CNH Global NV†	5,723,200	4,663,200
87,500	Deere & Co.(a)	7,570,279	7,076,125
80,000	Joy Global Inc.	6,885,940	4,538,400

		20,179,419	16,277,725

	Metals and Mining — 49.5%
195,000	Agnico-Eagle Mines Ltd.(a)	13,327,637	7,889,700
300,000	Alderon Iron Ore Corp.†	1,222,321	665,947
216,666	Allied Gold Mining plc, CDI†	903,239	510,043
134,000	Alpha Natural Resources Inc.†(a)	7,180,900	1,167,140
200,000	AngloGold Ashanti Ltd., ADR	9,370,970	6,868,000
168,490	Antofagasta plc	3,770,878	2,871,014
130,000	ArcelorMittal	3,477,057	1,985,100
182,500	AuRico Gold Inc.†	1,801,275	1,461,825
230,000	Barrick Gold Corp.(a)	10,966,283	8,641,100
19,500	BHP Billiton Ltd., ADR	1,767,086	1,273,350

Shares		Cost	Market Value
150,000	Compania de Minas Buenaventura SA, ADR(a)	$6,265,500	$5,697,000
300,000	Duluth Metals Ltd.†	879,876	439,053
630,000	Eldorado Gold Corp.	9,535,604	7,759,748
80,000	Franco-Nevada Corp.	3,221,783	3,617,719
153,000	Freeport-McMoRan Copper & Gold Inc.(a)	8,159,025	5,212,710
263,000	Globe Specialty Metals Inc.	5,790,428	3,532,090
630,000	Gold Fields Ltd., ADR	10,205,502	8,070,300
180,000	Goldcorp Inc.(a)	7,748,117	6,764,400
353,100	Harmony Gold Mining Co. Ltd., ADR(a)	4,114,481	3,319,140
400,000	Hochschild Mining plc	3,481,157	2,944,981
100,000	IAMGOLD Corp.	2,190,490	1,180,000
770,000	Kinross Gold Corp.(a)	12,880,699	6,275,500
900,000	Lundin Mining Corp.†	6,606,974	3,730,478
200,000	Nevada Copper Corp.†	1,102,200	371,280
235,000	Newcrest Mining Ltd.(b)	9,095,713	5,531,900
205,000	Newmont Mining Corp.(a)	11,106,702	9,944,550
300,000	Northam Platinum Ltd.	2,051,994	853,216
740,000	PanAust Ltd.†.	3,142,873	2,067,675
58,000	Peabody Energy Corp.	3,610,146	1,422,160
600,000	Perseus Mining Ltd.†	1,878,228	1,522,968
77,000	Randgold Resources Ltd., ADR(a)	6,750,346	6,930,770
27,500	Rio Tinto plc, ADR(a)	1,839,239	1,314,775
750,000	Romarco Minerals Inc.†	846,418	390,433
92,700	Royal Gold Inc.(a)	6,118,467	7,267,680
135,000	Silver Lake Resources Ltd.†	461,502	388,265
50,000	Teck Resources Ltd., Cl. B	2,749,720	1,547,000
160,000	Titanium Metals Corp.	3,079,632	1,809,600
670,000	USEC Inc.†	3,006,558	663,300
180,000	Vale SA, ADR(a)	6,138,950	3,573,000
50,000	Vedanta Resources plc	1,901,612	714,163
80,000	Xstrata plc	1,835,925	1,000,579
400,000	Yamana Gold Inc.(a)	5,144,046	6,160,000

		206,727,553	145,349,652

	Specialty Chemicals — 14.1%
75,000	Agrium Inc.(a)	6,659,753	6,635,250
33,000	Air Liquide SA	3,871,988	3,760,630
8,000	CF Industries Holdings Inc.	1,403,268	1,549,920
108,000	E. I. du Pont de Nemours and Co.(a)	5,507,009	5,461,560
50,000	Intrepid Potash Inc.†	1,857,840	1,138,000
190,000	Potash Corp of Saskatchewan Inc.	10,257,119	8,301,100
18,000	Praxair Inc.	1,704,801	1,957,140
59,900	Rockwood Holdings Inc.	2,743,923	2,656,565
128,000	The Dow Chemical Co.(a)	4,855,692	4,032,000

See accompanying notes to financial statements.

GAMCO Natural Resources, Gold & Income Trust by Gabelli

Schedule of Investments (Continued) — June 30, 2012 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Specialty Chemicals (Continued)
106,000	The Mosaic Co.(a)	$8,251,355	$5,804,560

		47,112,748	41,296,725

	TOTAL COMMON STOCKS	384,920,559	285,295,289

	WARRANTS — 0.0%
	Metals and Mining — 0.0%
20,000	Duluth Metals Ltd., expire 01/18/13†(b)(c)(d)	0	0

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 2.9%
$8,440,000	U.S. Treasury Bills, 0.070% to 0.150%††, 07/19/12 to 12/27/12(e)	8,436,152	8,436,445

TOTAL INVESTMENTS — 100.0%		$393,356,711	293,731,734

CALL OPTIONS WRITTEN
(Premiums received $10,303,790)			(7,271,503)
Other Assets and Liabilities (Net)			532,615

NET ASSETS — COMMON STOCK
(20,782,380 common shares outstanding)			$286,992,846

NET ASSET VALUE PER COMMON SHARE
($286,992,846 ÷ 20,782,380 shares outstanding)			$13.81

Number of Contracts		Expiration Date/ Exercise Price	Market Value
	OPTIONS CONTRACTS WRITTEN (f) — (2.5)%
	Call Options Written — (2.5)%
770	Agnico-Eagle Mines Ltd.	Aug. 12/40	$224,840
1,180	Agnico-Eagle Mines Ltd.	Aug. 12/42.50	187,620
250	Agrium Inc.	Jul. 12/77.50	280,000
500	Agrium Inc.	Jul. 12/85	220,000
200	Air Liquide SA(g)	Sep. 12/90.91	90,344
75	Air Liquide SA(g)	Sep. 12/96	14,251
670	Alpha Natural Resources Inc.	Sep. 12/14	9,715
800	Anadarko Petroleum Corp.	Aug. 12/75	80,000
1,000	AngloGold Ashanti Ltd., ADR	Jul. 12/48	10,000
1,000	AngloGold Ashanti Ltd., ADR	Oct. 12/40	65,000
166	Antofagasta plc(h)	Dec. 12/1280	145,134
100	Apache Corp.	Jul. 12/95	2,700
50	Apache Corp.	Jul. 12/100	300
200	Apache Corp.	Oct. 12/82.50	181,200

Number of Contracts		Expiration Date/ Exercise Price	Market Value

50	Apache Corp.	Oct. 12/92.50	$17,750
650	ArcelorMittal	Sep. 12/26	3,900
650	ArcelorMittal	Dec. 12/18	56,550
400	Arch Coal Inc.	Jul. 12/13	400
350	Arch Coal Inc.	Jul. 12/15	700
1,396	Archer-Daniels-Midland Co.	Sep. 12/35	9,772
1,825	AuRico Gold Inc.	Sep. 12/10	27,375
150	Baker Hughes Inc.	Jul. 12/48	900
75	Baker Hughes Inc.	Aug. 12/44	6,300
75	Baker Hughes Inc.	Oct. 12/44	13,875
1,150	Barrick Gold Corp.	Jul. 12/43	8,050
1,150	Barrick Gold Corp.	Oct. 12/46	40,250
135	BG Group plc(h)	Sep. 12/1400	79,286
195	BHP Billiton Ltd., ADR	Aug. 12/70	18,525
630	Bunge Ltd.	Jul. 12/62.50	75,600
500	Bunge Ltd.	Jul. 12/65	20,000
200	Bunge Ltd.	Oct. 12/62.50	68,000
200	Bunge Ltd.	Oct. 12/65	45,000
1,000	Cameron International Corp.	Aug. 12/50	25,000
550	Cameron International Corp.	Aug. 12/55	4,125
80	CF Industries Holdings Inc.	Aug. 12/175	182,400
300	Chevron Corp.	Sep. 12/105	111,000
800	CNH Global NV	Sep. 12/42.50	107,880
400	CNH Global NV	Sep. 12/45	40,000
1,500	Compania de Minas Buenaventura SA, ADR	Aug. 12/40	165,000
200	CONSOL Energy Inc.	Oct. 12/38	6,900
150	CONSOL Energy Inc.	Oct. 12/40	2,400
445	Deere & Co.	Sep. 12/77.50	235,850
430	Deere & Co.	Sep. 12/80	184,900
500	Devon Energy Corp.	Jul. 12/65	2,500
930	EI du Pont de Nemours & Co.	Jul. 12/52.50	16,740
150	EI du Pont de Nemours & Co.	Oct. 12/55	8,100
4,100	Eldorado Gold Corp.(i)	Aug. 12/15	60,407
2,200	Eldorado Gold Corp.(i)	Aug. 12/18	62,666
400	Franco-Nevada Corp.(i)	Jul. 12/42	163,049
400	Franco-Nevada Corp.(i)	Jul. 12/44	98,222
400	Freeport-McMoRan Copper & Gold Inc.	Aug. 12/39	9,600
330	Freeport-McMoRan Copper & Gold Inc.	Aug. 12/40	5,280
1,300	Globe Specialty Metals Inc.	Sep. 12/15	61,750
1,330	Globe Specialty Metals Inc.	Sep. 12/20	23,275
6,300	Gold Fields Ltd., ADR	Oct. 12/15	141,750
140	Goldcorp Inc.	Jul. 12/48	560
1,660	Goldcorp Inc.	Aug. 12/44	28,220
400	Halliburton Co.	Jul. 12/34	1,600
400	Halliburton Co.	Jul. 12/40	400
400	Halliburton Co.	Oct. 12/35	10,000

See accompanying notes to financial statements.

GAMCO Natural Resources, Gold & Income Trust by Gabelli

Schedule of Investments (Continued) — June 30, 2012 (Unaudited)

Number of Contracts		Expiration Date/ Exercise Price	Market Value
	OPTIONS CONTRACTS WRITTEN (f) (Continued)
	Call Options Written (Continued)
1,177	Harmony Gold Mining Co. Ltd., ADR	Aug. 12/12	$11,770
2,354	Harmony Gold Mining Co. Ltd., ADR	Aug. 12/15	11,770
1,000	IAMGOLD Corp.	Sep. 12/14	30,000
500	Ingredion Inc.	Aug. 12/52.50	31,025
500	Intrepid Potash Inc.	Sep. 12/28	11,250
700	Joy Global Inc.	Oct. 12/70	81,200
100	Joy Global Inc.	Oct. 12/85	1,500
525	Kinross Gold Corp.	Aug. 12/10	4,725
1,100	Kinross Gold Corp.	Nov. 12/10	36,850
8,100	Lundin Mining Corp.(i)	Oct. 12/5	159,120
3,000	Lundin Mining Corp.(i)	Oct. 12/6	17,680
250	Monsanto Co.	Oct. 12/77.50	178,250
1,500	Nabors Industries Ltd.	Sep. 12/20	12,000
400	National Oilwell Varco Inc.	Aug. 12/75	13,200
1,025	Newmont Mining Corp.	Sep. 12/55	72,775
1,025	Newmont Mining Corp.	Sep. 12/60	24,600
85	Noble Energy Inc.	Aug. 12/92.50	8,288
175	Noble Energy Inc.	Aug. 12/105	1,750
90	Noble Energy Inc.	Nov. 12/97.50	14,850
100	Occidental Petroleum Corp.	Aug. 12/105	750
100	Occidental Petroleum Corp.	Aug. 12/110	400
740,000	PanAust Ltd.(j)	Aug. 12/4.10	76
250	Peabody Energy Corp.	Sep. 12/30	12,500
330	Peabody Energy Corp.	Sep. 12/36	2,640
1,900	Potash Corp. of Saskatchewan Inc.	Sep. 12/45	421,800
180	Praxair Inc.	Jul. 12/110	21,150
300	Randgold Resources Ltd., ADR	Sep. 12/95	141,000
300	Randgold Resources Ltd., ADR	Sep. 12/97.50	103,500
170	Randgold Resources Ltd., ADR	Sep. 12/100	46,750
1,700	ReneSola Ltd., ADR	Jul. 12/3	8,500
175	Rio Tinto plc, ADR	Jul. 12/62.50	875
100	Rio Tinto plc, ADR	Oct. 12/50	28,000
300	Rockwood Holdings Inc.	Aug. 12/45	70,500
299	Rockwood Holdings Inc.	Aug. 12/50	20,930
427	Royal Gold Inc.	Jul. 12/67.50	469,700
350	Royal Gold Inc.	Jul. 12/70	304,500
150	Royal Gold Inc.	Oct. 12/70	163,500
300	Schlumberger Ltd.	Aug. 12/70	30,000
300	Schlumberger Ltd.	Aug. 12/72.50	15,000
350	Schlumberger Ltd.	Aug. 12/75	8,400
950	Suncor Energy Inc.	Sep. 12/30	122,550
1,000	Suncor Energy Inc.	Sep. 12/33	45,000
106	Syngenta AG, ADR	Sep. 12/65	52,470
300	Teck Resources Ltd., Cl. B	Aug. 12/30	73,800
200	Teck Resources Ltd., Cl. B	Aug. 12/36	5,400

Number of Contracts		Expiration Date/ Exercise Price	Market Value

700	The Dow Chemical Co.	Sep. 12/34	$39,900
580	The Dow Chemical Co.	Sep. 12/35	21,460
400	The Mosaic Co.	Sep. 12/55	144,000
660	The Mosaic Co.	Sep. 12/65	25,080
400	Titanium Metals Corp.	Sep. 12/16	2,000
1,395	Total SA, ADR	Aug. 12/50	15,345
250	Transocean Ltd.	Aug. 12/55	3,750
1,300	Trina Solar Ltd., ADR	Sep. 12/12	5,850
6,700	USEC Inc.	Jul. 12/2.50	33,500
1,800	Vale SA	Sep. 12/22	79,200
625	Weatherford International Ltd.	Aug. 12/14	18,750
1,350	Weatherford International Ltd.	Aug. 12/16	8,775
725	Weatherford International Ltd.	Aug. 12/17	3,263
60	Xstrata plc(h)	Jul. 12/1200	4,697
80	Xstrata plc(h)	Dec. 12/1100	17,228
2,700	Yamana Gold Inc.	Jul. 12/16	64,800
1,300	Yamana Gold Inc.	Oct. 12/16	128,700

	TOTAL OPTIONS CONTRACTS WRITTEN
	(Premiums received $10,303,790)		$7,271,503

(a)	Securities, or a portion thereof, with a value of $131,320,700 were pledged as collateral for options written.
(b)

Security fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At June 30, 2012, the market value of fair valued securities amounted to $ 5,531,900 or 1.88% of total investments.

(c)	At June 30, 2012, the Fund held an investment in a restricted security amounting to $0 or 0.00% of total investments, which was valued under methods approved by the Board of Trustees as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	06/30/12 Carrying Value Per Unit
20,000	Duluth Metals Ltd., expire 01/18/13	08/19/11	$0	$0.00

(d)	Illiquid security.
(e)	At June 30, 2012, $1,640,000 of the principal amount was pledged as collateral for options written.
(f)	At June 30, 2012, the Fund had entered into over-the-counter Option Contracts Written with Pershing LLC and Morgan Stanley.
(g)	Exercise price denoted in Euros.
(h)	Exercise price denoted in British pence.
(i)	Exercise price denoted in Canadian dollars.
(j)	Exercise price denoted in Australian dollars.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt

See accompanying notes to financial statements.

GAMCO Natural Resources, Gold & Income Trust by Gabelli

Schedule of Investments (Continued) — June 30, 2012 (Unaudited)

Geographic Diversification	% of Market Value	Market Value
Long Positions
North America	71.5%	$210,111,241
Europe	13.8	40,458,137
South Africa	6.5	19,110,656
Asia/Pacific	4.3	12,621,700
Latin America	3.9	11,430,000

Total Investments	100.0%	$293,731,734

Short Positions
North America	(2.3)%	$(6,533,390)
Europe	(0.1)	(366,287)
Latin America	(0.1)	(306,750)
Asia/Pacific	(0.0)	(65,076)

Total Investments	(2.5)%	$(7,271,503)

See accompanying notes to financial statements.

GAMCO Natural Resources, Gold & Income Trust by Gabelli

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

Assets:
Investments, at value (cost $393,356,711)	$293,731,734
Cash	118,822
Deposit at brokers	410,577
Receivable for investments sold	97,521
Dividends and interest receivable	326,260
Prepaid expenses	4,088

Total Assets	294,689,002

Liabilities:
Call options written (premiums received $10,303,790)	7,271,503
Foreign currency, at value (cost $3,095)	3,096
Payable for investments purchased	1,298
Payable for investment advisory fees	232,593
Payable for payroll expenses	53,919
Payable for accounting fees	3,750
Other accrued expenses	129,997

Total Liabilities	7,696,156

Net Assets
(applicable to 20,782,380 shares outstanding)	$286,992,846

Net Assets Consist of:
Paid-in capital	$382,410,548
Accumulated net investment loss	(88,116)
Accumulated net realized gain on investments, written options, and foreign currency transactions	1,263,763
Net unrealized depreciation on investments	(99,624,977)
Net unrealized appreciation on written options	3,032,287
Net unrealized depreciation on foreign currency translations	(659)

Net Assets	$286,992,846

Net Asset Value per Common Share:

($286,992,846 ÷ 20,782,380 shares outstanding at $0.001 par value; unlimited number of shares authorized)	$13.81

Statement of Operations

For the Six Months Ended June 30, 2012 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $171,682)	$2,436,317
Interest	3,039

Total Investment Income	2,439,356

Expenses:
Investment advisory fees	1,545,060
Shareholder communications expenses	64,256
Legal and audit fees	55,688
Payroll expenses	52,884
Trustees’ fees	41,026
Accounting fees	22,500
Custodian fees	14,697
Shareholder services fees	3,871
Miscellaneous expenses	27,694

Total Expenses	1,827,676

Net Investment Income	611,680

Net Realized and Unrealized Gain/(Loss) on Investments, Written Options, and Foreign Currency:
Net realized gain on investments	597,686
Net realized gain on written options	11,736,770
Net realized loss on foreign currency transactions	(124,542)

Net realized gain on investments, written options, and foreign currency transactions	12,209,914

Net change in unrealized appreciation/depreciation:
on investments	(19,456,140)
on written options	(1,968,929)
on foreign currency translations	(420)

Net change in unrealized appreciation/depreciation on investments, written options, and foreign currency translations	(21,425,489)

Net Realized and Unrealized Gain/(Loss) on Investments, Written Options, and Foreign Currency	(9,215,575)

Net Decrease in Net Assets Resulting from Operations	$(8,603,895)

See accompanying notes to financial statements.

GAMCO Natural Resources, Gold & Income Trust by Gabelli

Statement of Changes in Net Assets

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011(a)
Operations:
Net investment income	$611,680	$340,447
Net realized gain on investments, written options, and foreign currency transactions	12,209,914	18,308,515
Net change in unrealized depreciation on investments, written options, and foreign currency translations	(21,425,489)	(75,167,860)

Net Decrease in Net Assets Resulting from Operations	(8,603,895)	(56,518,898)

Distributions to Common Shareholders:
Net investment Income	(521,245)*	(990,584)
Net realized short-term gain	(10,946,151)*	(17,836,929)
Return of capital	(5,907,446)*	(7,129,203)

Total Distributions to Common Shareholders	(17,374,842)	(25,956,716)

Fund Share Transactions:
Net increase in net assets from common shares issued in offering	—	391,818,298
Net increase in net assets from common shares issued upon reinvestment of distributions	2,194,963	2,254,289
Offering costs for common shares charged to paid-in capital	—	(820,353)

Net Increase in Net Assets from Fund Share Transactions	2,194,963	393,252,234

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders	(23,783,774)	310,776,620

Net Assets Attributable to Common Shareholders:
Beginning of period	310,776,620	—

End of period (including undistributed net investment income of $0 and $0, respectively)	$286,992,846	$310,776,620

(a)	The Fund commenced investment operations on January 27, 2011.
*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

See accompanying notes to financial statements.

GAMCO Natural Resources, Gold & Income Trust by Gabelli

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

	Six Months Ended June 30, 2012 (Unaudited)		Period Ended December 31, 2011(a)
Operating Performance:
Net asset value, beginning of period	$ 15.06		$19.06(b	)
Net investment income	0.03		0.02
Net realized and unrealized loss on investments, written options, and foreign currency transactions	(0.44)		(2.76)
Total from investment operations	(0.41)		(2.74)
Distributions to Common Shareholders:
Net investment income	(0.03	)*	(0.05)
Net realized short-term gains	(0.53	)*	(0.86)
Return of capital	(0.28	)*	(0.35)
Total distributions to common shareholders	(0.84)		(1.26)
Fund Share Transactions:
Increase in net asset value from common share transactions	0.00	(c)	0.00	(c)
Net Asset Value, End of Period	$ 13.81		$ 15.06
NAV total return†	(2.99)%		(15.00	)%**
Market value, end of period	$ 14.66		$ 13.44
Investment total return††	15.44%		(27.46	)%***
Ratios to Average Net Assets and Supplemental Data:
Net assets, end of period (in 000’s)	$286,993		$310,777
Ratio of net investment income to average net assets	0.40	%(d)	0.10	%(d)
Ratio of operating expenses to average net assets(e)	1.18	%(d)	1.17	%(d)
Portfolio turnover rate	16.7	%†††	37.5	%†††

†

Based on net asset value per share, adjusted for reinvestment of distributions at the net asset value per share on the ex-dividend dates. Total return for a period of less than one year is not annualized.

††

Based on market value per share, adjusted for reinvestment of distributions at prices determined under the Fund’s dividend reinvestment plan. Total return for a period of less than one year is not annualized.

†††	Not Annualized.
*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.
**	Based on net asset value per share at commencement of operations of $19.06 per share, adjusted for reinvestment of distributions at the net asset value per share on the ex-dividend dates.
***	Based on market value per share at initial public offering of $20.00 per share, adjusted for reinvestment of distributions at prices determined under the Fund’s dividend reinvestment plan.
(a)	The Fund commenced investment operations on January 27, 2011.
(b)	The beginning of period NAV reflects a $0.04 reduction of costs associated with the initial public offering.
(c)	Amount represents less than $0.005 per share.
(d)	Annualized.
(e)	The Fund incurred interest expense during the period ended December 31, 2011. The effect of interest expense was minimal.

See accompanying notes to financial statements.

GAMCO Natural Resources, Gold & Income Trust by Gabelli

Notes to Financial Statements (Unaudited)

1. Organization. Effective December 1, 2011, The Gabelli Natural Resources, Gold & Income Trust changed its name to GAMCO Natural Resources, Gold & Income Trust by Gabelli (the “Fund”). The Fund is a non-diversified closed-end management investment company organized as a Delaware statutory trust on June 26, 2008 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Investment operations commenced on January 27, 2011.

The Fund’s primary investment objective is to provide a high level of current income from interest, dividends, and option premiums. The Fund’s secondary investment objective is to seek capital appreciation consistent with the Fund’s strategy and its primary objective. The Fund will attempt to achieve its objectives, under normal market conditions, by investing at least 80% of its assets in equity securities of companies principally engaged in the natural resources and gold industries. As part of its investment strategy, the Fund intends to generate current income from short-term gains through an option strategy of writing(selling) covered call options of the equity securities in its portfolio. The Fund may invest in the securities of companies located anywhere in the world.

2. Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

GAMCO Natural Resources, Gold & Income Trust by Gabelli

Notes to Financial Statements (Unaudited) (Continued)

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of June 30, 2012 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Other Significant Unobservable Inputs	Total Market Value at 06/30/12
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Metals and Mining	$139,817,752	$5,531,900	—	$145,349,652
Other Industries (a)	139,945,637	—	—	139,945,637
Total Common Stocks	279,763,389	5,531,900	—	285,295,289
Warrants:
Metals and Mining	—	—	$0	0
U.S. Government Obligations	—	8,436,445	—	8,436,445
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$279,763,389	$13,968,345	$0	$293,731,734
INVESTMENT IN SECURITIES:
LIABILITIES (Market Value):
EQUITY CONTRACTS:
Call Options Written	$(4,137,798)	$(3,133,705)	$—	$(7,271,503)

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have transfers between Level 1 and Level 2 during the six months ended June 30, 2012. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

GAMCO Natural Resources, Gold & Income Trust by Gabelli

Notes to Financial Statements (Unaudited) (Continued)

Additional Information to Evaluate Quantitative Information.

    General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

    Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at June 30, 2012, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

    Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity

GAMCO Natural Resources, Gold & Income Trust by Gabelli

Notes to Financial Statements (Unaudited) (Continued)

contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short-term interest rates and the returns on the Fund’s portfolio securities at the time an equity contract for difference swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.

Unrealized gains related to swaps are reported as an asset and unrealized losses are reported as a liability in the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be received or paid on swaps, is reported as unrealized gain or loss in the Statement of Operations. A realized gain or loss is recorded upon receipt or payment of a periodic payment or termination of swap agreements. During the six months ended June 30, 2012, the Fund held no investments in equity contract for difference swap agreements.

    Options. The Fund may purchase or write call or put options on securities or indices for the purpose of increasing the income of the Fund. The Fund primarily writes covered call or put options. As a writer of put options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security.

As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a loss upon sale or at the expiration date, but only to the extent of the premium paid.

In the case of call options, these exercise prices are referred to as “in-the-money,” “at-the-money,” and “out-of-the-money,” respectively. The Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying security will remain stable, decline, or advance moderately during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions. Option positions at June 30, 2012 are reflected within the Schedule of Investments.

GAMCO Natural Resources, Gold & Income Trust by Gabelli

Notes to Financial Statements (Unaudited) (Continued)

The Fund’s volume of activity in equity options contracts during the six months ended June 30, 2012 had an average monthly premium amount of approximately $11,055,746. Please refer to Note 4 for option activity during the six months ended June 30, 2012.

As of June 30, 2012, the value of equity option positions can be found in the Statement of Assets and Liabilities under Liabilities, Call options written. For the six months ended June 30, 2012, the effect of equity option positions can be found in the Statement of Operations under Net Realized and Unrealized Gain/(Loss) on Investments, Written Options, and Foreign Currency, Net realized gain on written options and Net change in unrealized appreciation/depreciation on written options.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. At June 30, 2012, there were no short sales outstanding.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

GAMCO Natural Resources, Gold & Income Trust by Gabelli

Notes to Financial Statements (Unaudited) (Continued)

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 110% of the 90 day Treasury Bill rate on outstanding balances. This amount, if any, would be included in the Statement of Operations.

Distributions to Shareholders. Distributions to common shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the period ended December 31, 2011 was as follows:

Distributions paid from:
Ordinary income (inclusive of short-term capital gains)	$18,827,513
Return of capital	7,129,203

Total distributions paid	$25,956,716

Provision for Income Taxes. The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

As of December 31, 2011, the components of accumulated earnings/losses on a tax basis were as follows:

Net unrealized depreciation on investments, written options, and foreign currency translations	$(75,167,860)

Qualified late year loss deferral*	(178,551)

Total	$(75,346,411)

*

Under the current law, qualified late year losses realized after October 31 and prior to the Fund’s year end may be elected as occurring on the first day of the following year. For the year ended June 30, 2012, the Fund elected to defer $178,551 of late year ordinary losses.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward for an unlimited period capital losses incurred. As a result of the rule, post-enactment capital losses that are

GAMCO Natural Resources, Gold & Income Trust by Gabelli

Notes to Financial Statements (Unaudited) (Continued)

carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The following summarizes the tax cost of investments, written options, and the related net unrealized appreciation/depreciation at June 30, 2012:

	Cost/ Premiums	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation
Investments	$393,356,711	$3,322,120	$(102,947,097)	$(99,624,977)
Written options	(10,303,790)	4,779,828	(1,747,541)	3,032,287

		$8,101,948	$(104,694,638)	$(96,592,690)

The Fund is required to evaluate tax positions expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2012, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2012, there were no open tax years. The tax year ended December 31, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Agreements and Transactions with Affiliates. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed weekly and paid monthly, equal on an annual basis to 1.00% of the value of the Fund’s average weekly net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio and oversees the administration of all aspects of the Fund’s business and affairs.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the six months ended June 30, 2012, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.

As per the approval of the Board, the Fund compensates officers of the Fund, who are employed by the Fund and are not employed by the Adviser (although the officers may receive incentive based variable compensation from affiliates of the Adviser). For the six months ended June 30, 2012, the Fund paid or accrued $52,884 in payroll expenses in the Statement of Operations.

The Fund pays each Trustee who is not considered an affiliated person an annual retainer of $3,000 plus $1,000 for each Board meeting attended. Each Trustee is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended, the Audit Committee Chairman receives an annual fee of $3,000, the Nominating Committee Chairman and the Lead Trustee each receive an annual fee of $2,000. A Trustee may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

GAMCO Natural Resources, Gold & Income Trust by Gabelli

Notes to Financial Statements (Unaudited) (Continued)

4. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2012, other than short-term securities and U.S. Government obligations, aggregated $54,743,896 and $51,733,077, respectively.

Written options activity for the Fund for the six months ended June 30, 2012 was as follows:

	Number of Contracts	Premiums
Options outstanding at December 31, 2011	77,605	$10,458,567
Options written	908,057	19,829,969
Options repurchased	(55,294)	(8,041,225)
Options expired	(85,000)	(9,462,985)
Options exercised	(6,163)	(2,480,536)

Options outstanding at June 30, 2012	839,205	$10,303,790

5. Capital. The Fund is authorized to issue an unlimited number of common shares of beneficial interest (par value $0.001). The Board has authorized the repurchase of its shares in the open market when the shares are trading at a discount of 10.0% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the period ended June 30, 2012, the Fund did not repurchase any shares of beneficial interest.

Transactions in shares of beneficial interest were as follows:

	Six Months Ended June 30, 2012 (Unaudited)		Period Ended December 31, 2011
	Shares	Amount	Shares	Amount
Shares issued in offering	—	—	20,514,047	$391,818,298
Shares issued upon reinvestment of distributions	148,486	$2,194,963	119,847	2,254,289

Net increase	148,486	$2,194,963	20,633,894	$394,072,587

6. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

GAMCO Natural Resources, Gold & Income Trust by Gabelli

Notes to Financial Statements (Unaudited) (Continued)

7. Other Matters. On April 24, 2008, the Adviser entered into a settlement with the SEC to resolve an inquiry regarding prior frequent trading in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. Under the terms of the settlement, the Adviser, without admitting or denying the SEC’s findings and allegations, paid $16 million (which included a $5 million civil monetary penalty). On the same day, the SEC filed a civil action in the U.S. District Court for the Southern District of New York against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer, who also is an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO complex, including this Fund, denies the allegations and is continuing in his positions with the Adviser and the funds. The settlement by the Adviser did not have, and the resolution of the action against the officer is not expected to have, a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement.

8. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Certifications

The Fund’s Chief Executive Officer has certified to the New York Stock Exchange (“NYSE”) that, as of June 11, 2012, he was not aware of any violation by the Fund of applicable NYSE corporate governance listing standards. The Fund reports to the SEC on Form N-CSR which contains certifications by the Fund’s principal executive officer and principal financial officer that relate to the Fund’s disclosure in such reports and that are required by Rule 30a-2(a) under the 1940 Act.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolios due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. The financial statements and investment portfolios are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolios of investments, will be available on our website at www.gabelli.com.

TRUSTEES AND OFFICERS

GAMCO NATURAL RESOURCES, GOLD & INCOME TRUST by Gabelli

One Corporate Center, Rye, NY 10580-1422

Trustees

Anthony J. Colavita

President, Anthony J. Colavita, P.C.

James P. Conn

Former Managing Director &

Chief Investment Officer,

Financial Security Assurance Holdings Ltd.

Mario d’ Urso

Former Italian Senator

Vincent D. Enright

Former Senior Vice President &

Chief Financial Officer,

KeySpan Corp.

Frank J. Fahrenkopf, Jr.

President & Chief Executive Officer,

American Gaming Association

William F. Heitmann

Former Senior Vice President of Finance,

Verizon Communications, Inc.

Michael. J. Melarkey

Attorney-at-Law,

Avansino, Melarkey, Knobel & Mulligan

Kuni Nakamura

President, Advanced Polymer, Inc.

Anthonie C. van Ekris

Chairman, BALMAC International, Inc.

Salvatore J. Zizza

Chairman, Zizza & Associates Corp.

Officers

Bruce N. Alpert

President &

Acting Chief Compliance Officer

Agnes Mullady

Treasurer & Secretary

Carter W. Austin

Vice President

Molly A.F. Marion

Vice President & Ombudsman

David I. Schachter

Vice President & Ombudsman

Investment Adviser

Gabelli Funds, LLC

Custodian

The Bank of New York Mellon

Counsel

Skadden, Arps, Slate, Meagher & Flom LLP

Transfer Agent and Registrar

American Stock Transfer and Trust Company

Stock Exchange Listing

Common
NYSE Symbol:	GNT
Shares Outstanding:	20,782,380

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Specialized Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Specialized Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com. The NASDAQ symbol for the Net Asset Value is “XGNTX.”

For general information about the Gabelli Funds, call 800-GABELLI (800-422-3554), fax us at 914-921-5118, visit Gabelli Funds’ Internet homepage at: www.gabelli.com, or e-mail us at: closedend@gabelli.com

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase its common shares in the open market when the Fund’s shares are trading at a discount of 10% or more from the net asset value of the shares.

GAMCO NATURAL RESOURCES, GOLD & INCOME TRUST by Gabelli One Corporate Center Rye, NY 10580-1422 (914) 921-5070 www.gabelli.com

Semiannual Report June 30, 2012

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment

             Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated

             Purchasers.

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs

Month #1 01/01/12 through 01/31/12	Common – N/A Preferred – N/A	Common – N/A Preferred – N/A	Common – N/A Preferred – N/A	Common – 20,633,894 Preferred – N/A

Month #2 02/01/12 through 02/29/12	Common – N/A Preferred – N/A	Common – N/A Preferred – N/A	Common – N/A Preferred – N/A	Common – 20,662,998 Preferred – N/A

Month #3 03/01/12 through 03/31/12	Common – N/A Preferred – N/A	Common – N/A Preferred – N/A	Common – N/A Preferred – N/A	Common – 20,694,008 Preferred – N/A

Month #4 04/01/12 through 04/30/12	Common – N/A Preferred – N/A	Common – N/A Preferred – N/A	Common – N/A Preferred – N/A	Common - 20,726,302 Preferred – N/A

Month #5 05/01/12 through 05/31/12	Common – N/A Preferred – N/A	Common – N/A Preferred – N/A	Common – N/A Preferred – N/A	Common – 20,754,918 Preferred – N/A

Month #6 06/01/12 through 06/30/12	Common – N/A Preferred – N/A	Common – N/A Preferred – N/A	Common – N/A Preferred – N/A	Common – 20,782,380 Preferred – N/A

Total	Common – N/A Preferred – N/A	Common – N/A Preferred – N/A	Common – N/A Preferred – N/A	N/A

Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:

a.	The date each plan or program was announced – The notice of the potential repurchase of common and preferred shares occurs quarterly in the Fund’s quarterly report in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.
b.	The dollar amount (or share or unit amount) approved – Any or all common shares outstanding may be repurchased when the Fund’s common shares are trading at a discount of 10% or more from the net asset value of the shares.

Any or all preferred shares outstanding may be repurchased when the Fund’s preferred shares are trading at a discount to the liquidation value of $25.00.

c.	The expiration date (if any) of each plan or program – The Fund’s repurchase plans are ongoing.
d.	Each plan or program that has expired during the period covered by the table – The Fund’s repurchase plans are ongoing.
e.	Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. – The Fund’s repurchase plans are ongoing.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)GAMCO Natural Resources, Gold & Income Trust by Gabelli (formerly, The Gabelli Natural Resources, Gold & Income Trust)

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date        9/7/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date        9/7/12

By (Signature and Title)* /s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date        9/7/12

* Print the name and title of each signing officer under his or her signature.